EQUITY - 1-for- 10 shares reverse split on common stock (Details)		9 Months Ended	12 Months Ended
	Apr. 06, 2022	Dec. 31, 2022 shares	Mar. 31, 2022 shares
Reverse stock split	0.1
Additional Shares of Common Stock Round Up Adjustment Due to Retroactive Effect of 1-For-10 Reverse Stock Split		8,402	8,402
Subsequent event
Reverse stock split	0.1